Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
	December 31, 2022	December 31, 2023
	RM	RM	USD
Cost

At January 1	-	-	-
Additions	-	4,589,300	1,000,000
Currency realignment		111,594	24,316
At December 31	-	4,700,894	1,024,316

Schedule of Included Additions of Development Costs	Included in the additions of intangible assets during the financial year are as follows:
	December 31, 2022	December 31, 2023
	RM	RM	USD
Salaries and related costs
- Staff	-	111,594	24,316